Risk management, funding and liquidity risk and market risk - Assets pledged as collateral (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Assets pledged as collateral
Financial assets pledged to secure liabilities	$ 41,776	$ 66,690
Cash
Assets pledged as collateral
Financial assets pledged to secure liabilities	4,535	6,215
Cash deposit on stock borrowed
Assets pledged as collateral
Financial assets pledged to secure liabilities		1
Securities (including certificates of deposit)
Assets pledged as collateral
Financial assets pledged to secure liabilities	2,166	2,572
Securities pledged under repurchase agreements
Assets pledged as collateral
Financial assets pledged to secure liabilities	35,075	57,902
Parent Entity
Assets pledged as collateral
Financial assets pledged to secure liabilities	35,639	62,231
Parent Entity | Cash
Assets pledged as collateral
Financial assets pledged to secure liabilities	4,505	6,178
Parent Entity | Cash deposit on stock borrowed
Assets pledged as collateral
Financial assets pledged to secure liabilities		1
Parent Entity | Securities (including certificates of deposit)
Assets pledged as collateral
Financial assets pledged to secure liabilities	2,166	2,572
Parent Entity | Securities pledged under repurchase agreements
Assets pledged as collateral
Financial assets pledged to secure liabilities	$ 28,968	$ 53,480